Note 15 - Stock-based Compensation - RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Nonvested at January 1, 2016 (in shares) | shares	50,608,350
Nonvested at January 1, 2016 (in dollars per share) | $ / shares	$ 0.0588
Granted (in shares) | shares	34,786,850
Granted (in dollars per share) | $ / shares	$ 0.0303
Vested (in shares) | shares	(18,056,150)
Vested (in dollars per share) | $ / shares	$ 0.0647
Forfeited and expired (in shares) | shares	(9,401,200)
Forfeited and expired (in dollars per share) | $ / shares	$ 0.0441
Nonvested at December 31, 2016 (in shares) | shares	57,937,850
Nonvested at December 31, 2016 (in dollars per share) | $ / shares	$ 0.0438